BORROWINGS (Schedule of Principal Maturities of Bank Borrowings) (Details) (USD $)	Dec. 31, 2014
BORROWINGS [Abstract]
2015	$ 69,360,869
2016	40,279,250
2017	37,056,910
Total	$ 146,697,029